Accounts Receivable, Net (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Gross carrying amount	$ 5,934,285	$ 5,798,943
Allowance	(21,315)	(569)
Net	5,912,970	5,798,374
Current [member]
Statement Line Items [Line Items]
Gross carrying amount	1,937,221	2,251,060
Allowance
Net	1,937,221	2,251,060
Not later than one month [member]
Statement Line Items [Line Items]
Gross carrying amount	3,855,228	3,412,051
Allowance
Net	3,855,228	3,412,051
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Gross carrying amount	60,431	132,345
Allowance
Net	60,431	132,345
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Gross carrying amount	12,425	1,911
Allowance	(621)	(96)
Net	11,804	1,815
Later than three months [member]
Statement Line Items [Line Items]
Gross carrying amount	68,980	1,576
Allowance	(20,694)	(473)
Net	$ 48,286	$ 1,103